Schedule of Investments

Emerald Growth Fund

January 31, 2022 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.92%
Basic Materials: 1.58%
387,655	Avient Corp.	$19,293,589

Consumer Discretionary: 17.61%
473,978	Arhaus, Inc.(a)	4,208,925
209,561	BJ's Restaurants, Inc.(a)	6,305,690
30,660	Children's Place, Inc.(a)	2,169,195
121,024	Churchill Downs, Inc.	25,451,347
262,829	Chuy's Holdings, Inc.(a)	6,625,919
243,144	Cinemark Holdings, Inc.(a)	3,671,474
51,227	Dick's Sporting Goods, Inc.	5,911,596
1,033,579	Everi Holdings, Inc.(a)	20,433,857
59,974	Five Below, Inc.(a)	9,835,736
216,082	Jack in the Box, Inc.	19,674,266
101,230	Lindblad Expeditions Holdings, Inc.(a)	1,707,750
400,758	National Vision Holdings, Inc.(a)	16,382,987
603,214	Noodles & Co.(a)	5,073,030
188,850	Petco Health & Wellness Company(a)	3,540,938
185,502	Planet Fitness, Inc., Class A(a)	16,442,897
947,809	PlayAGS, Inc.(a)	7,383,432
124,580	Portillo's, Inc., Class A(a)	3,307,599
344,941	SeaWorld Entertainment, Inc.(a)	20,551,585
215,384	Sun Country Airlines Holdings, Inc.(a)	5,724,907
400,257	Tilly's, Inc., Class A	5,275,387
138,887	Visteon Corp.(a)	14,098,419
176,396	YETI Holdings, Inc.(a)	11,568,050
		215,344,986

Consumer Staples: 3.72%
229,549	Freshpet, Inc.(a)	21,354,944
672,596	Simply Good Foods Co.(a)	23,695,557
58,023	Zevia PBC, Class A(a)	464,184
		45,514,685

Energy: 2.17%
86,759	Ameresco, Inc., Class A(a)	4,390,873
240,960	Cactus, Inc., Class A	11,676,922
233,638	Matador Resources Co.	10,459,973
		26,527,768

Financial Services: 15.16%
704,236	BRP Group, Inc., Class A(a)	21,493,283
169,870	Customers Bancorp, Inc.(a)	9,903,421
767,731	Eastern Bankshares, Inc.	16,344,993
86,775	Enterprise Financial Services Corp.	4,298,833
147,170	First Foundation, Inc.	3,848,495
166,547	Houlihan Lokey, Inc.	17,700,615
233,526	Live Oak Bancshares, Inc.	13,745,340
57,550	Metropolitan Bank Holding Corp.(a)	5,755,000
Shares		Value (Note 2)
Financial Services (continued)
180,500	Mid Penn Bancorp, Inc.	$5,387,925
406,204	Moelis & Co., Class A	22,938,340
70,367	OceanFirst Financial Corp.	1,597,331
586,542	Pacific Premier Bancorp, Inc.	22,435,232
255,785	Palomar Holdings, Inc.(a)	13,492,659
200,441	Riot Blockchain, Inc.(a)	3,195,030
73,992	Silvergate Capital Corp., Class A(a)	7,971,898
18,820	South State Corp.	1,588,596
311,670	Trinity Capital, Inc.	5,410,591
93,502	Triumph Bancorp, Inc.(a)	8,179,555
		185,287,137

Health Care: 19.81%
159,204	908 Devices, Inc.(a)	2,518,607
381,566	ACADIA Pharmaceuticals, Inc.(a)	8,581,419
125,879	AdaptHealth Corp.(a)	2,379,113
493,412	Alkermes PLC(a)	12,582,006
46,980	ANI Pharmaceuticals, Inc.(a)	1,898,932
25,890	Arena Pharmaceuticals, Inc.(a)	2,381,362
142,602	Arvinas, Inc.(a)	10,194,617
261,277	AtriCure, Inc.(a)	17,150,222
142,390	Biohaven Pharmaceutical Holding Co., Ltd.(a)	18,919,359
140,919	Blueprint Medicines Corp.(a)	10,864,855
395,807	Collegium Pharmaceutical, Inc.(a)	7,065,155
1,106,553	Curis, Inc.(a)	3,529,904
277,837	CVRx, Inc.(a)	2,306,047
287,843	DocGo, Inc.(a)	2,037,928
984,343	Gossamer Bio, Inc.(a)	9,439,849
280,991	Imago Biosciences, Inc.(a)	5,681,638
139,177	Integer Holdings Corp.(a)	10,912,869
128,455	Karuna Therapeutics, Inc.(a)	14,266,212
2,234,546	MannKind Corp.(a)	8,334,857
279,568	Merit Medical Systems, Inc.(a)	15,502,046
575,523	NeoGenomics, Inc.(a)	12,972,288
648,660	Ocular Therapeutix, Inc.(a)	3,671,416
95,839	Reata Pharmaceuticals, Inc., Class A(a)	2,694,993
598,407	Replimune Group, Inc.(a)	11,866,411
436,971	SeaSpine Holdings Corp.(a)	5,234,913
478,600	Thorne HealthTech, Inc.(a)	2,574,868
186,253	TransMedics Group, Inc.(a)	2,955,835
229,976	Treace Medical Concepts, Inc.(a)	4,171,765
115,574	Ultragenyx Pharmaceutical, Inc.(a)	8,082,090
106,024	United Therapeutics Corp.(a)	21,403,065
		242,174,641

Industrials: 13.32%
26,520	Altra Industrial Motion Corp.	1,280,385
278,396	Babcock & Wilcox Enterprises, Inc.(a)	1,976,612
174,431	Chart Industries, Inc.(a)	21,257,906
138,548	FARO Technologies, Inc.(a)	7,524,542
568,526	First Advantage Corp.(a)	9,619,460

Shares		Value (Note 2)
Industrials (continued)
166,809	Forward Air Corp.	$17,731,797
34,020	H&E Equipment Services, Inc.	1,416,253
334,829	Hayward Holdings, Inc.(a)	6,592,783
70,633	Herc Holdings, Inc.	11,333,065
415,210	HireRight Holdings Corp.(a)	5,646,856
844,908	Kratos Defense & Security Solutions, Inc.(a)	14,160,658
254,991	Montrose Environmental Group, Inc.(a)	11,670,938
81,841	NV5 Global, Inc.(a)	8,559,750
103,417	Shift4 Payments, Inc., Class A(a)	5,452,144
84,090	Tetra Tech, Inc.	11,704,487
80,051	Trex Co., Inc.(a)	7,322,265
229,861	TriNet Group, Inc.(a)	19,584,157
		162,834,058

Real Estate: 0.83%
76,878	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,188,900
78,761	Ryman Hospitality Properties, Inc.(a)	6,962,472
		10,151,372

Technology: 22.43%
47,180	Ambarella, Inc.(a)	6,612,277
294,022	Cohu, Inc.(a)	9,696,846
170,073	Credo Technology Group Holding, Ltd.(a)	2,061,285
185,551	Diodes, Inc.(a)	17,217,277
62,762	DoubleVerify Holdings, Inc.(a)	1,735,997
78,997	Enfusion, Inc., Class A(a)	1,090,949
246,649	FormFactor, Inc.(a)	10,541,778
50,490	II-VI, Inc.(a)	3,201,066
75,657	Jamf Holding Corp.(a)	2,501,220
224,158	Lattice Semiconductor Corp.(a)	12,378,005
113,185	LiveRamp Holdings, Inc.(a)	5,053,710
441,483	MACOM Technology Solutions Holdings, Inc.(a)	27,023,174
265,101	MediaAlpha, Inc., Class A(a)	3,936,750
351,203	Model N, Inc.(a)	9,714,275
287,099	Onto Innovation, Inc.(a)	26,281,042
212,415	Perficient, Inc.(a)	22,265,340
394,681	Ping Identity Holding Corp.(a)	7,810,737
125,839	Q2 Holdings, Inc.(a)	8,210,995
286,523	Rapid7, Inc.(a)	27,600,761
373,329	Sailpoint Technologies Holdings, Inc.(a)	14,444,099
241,564	Semtech Corp.(a)	17,175,200
485,891	SkyWater Technology, Inc.(a)	4,873,487
382,795	Super Micro Computer, Inc.(a)	15,510,853
465,660	Varonis Systems, Inc.(a)	17,350,492
		274,287,615
Shares		Value (Note 2)
Telecommunications: 0.92%
56,640	Cogent Communications Holdings, Inc.	$3,602,870
464,835	Viavi Solutions, Inc.(a)	7,651,184
		11,254,054

Utilities: 0.37%
389,954	Aris Water Solution, Inc., Class A	4,511,768

	Total Common Stocks
	(Cost $873,353,960)	1,197,181,673

SHORT TERM INVESTMENTS: 1.62%
	First American Government Obligations Fund
19,753,252	0.040% (12/31/49)	19,753,252

	Total Short Term Investments
	(Cost $19,753,252)	19,753,252

Total Investments: 99.54%
(Cost $893,107,212)		1,216,934,925

Other Assets In Excess Of Liabilities: 0.46%		5,679,167
Net Assets: 100.00%		$1,222,614,092

(a)	Non-income producing security.

 For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2022 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.09%
Basic Materials: 2.23%
4,454	MP Materials Corp.(a)	$177,893
2,066	Scotts Miracle-Gro Co.	312,379
		490,272

Consumer Discretionary: 24.37%
344	Amazon.com, Inc.(a)	1,029,066
59	AutoZone, Inc.(a)	117,195
87	Booking Holdings, Inc.(a)	213,683
1,694	Cardlytics, Inc.(a)	113,668
908	Churchill Downs, Inc.	190,952
22,834	Cinemark Holdings, Inc.(a)	344,793
220	Costco Wholesale Corp.	111,129
2,660	Dick's Sporting Goods, Inc.	306,964
15,557	Everi Holdings, Inc.(a)	307,562
418	Home Depot, Inc.	153,398
2,351	Hyatt Hotels Corp., Class A(a)	215,375
905	NIKE, Inc., Class B	134,003
17,950	Petco Health & Wellness Company(a)	336,563
43,793	PlayAGS, Inc.(a)	341,148
7,573	SeaWorld Entertainment, Inc.(a)	451,199
392	Tesla, Inc.(a)	367,194
5,656	TJX Cos., Inc.	407,062
1,445	Williams-Sonoma, Inc.	231,980
		5,372,934

Consumer Staples: 0.56%
1,150	CVS Health Corp.	122,486

Energy: 4.57%
5,031	Antero Resources Corp.(a)	98,255
2,594	Cheniere Energy, Inc.	290,269
1,288	Diamondback Energy, Inc.	162,494
2,278	Hess Corp.	210,237
84,312	TETRA Technologies, Inc.(a)	247,034
		1,008,289

Financial Services: 4.82%
1,154	Blackstone, Inc.	152,293
498	S&P Global, Inc.	206,780
2,748	Silvergate Capital Corp., Class A(a)	296,070
23,380	Voyager Digital, Ltd.(a)	187,040
2,229	Western Alliance Bancorp	221,094
		1,063,277

Health Care: 6.46%
9,030	ACADIA Pharmaceuticals, Inc.(a)	203,085
11,546	Curis, Inc.(a)	36,832
18,454	DocGo, Inc.(a)	130,654
Shares		Value (Note 2)
Health Care (continued)
4,139	Horizon Therapeutics PLC(a)	$386,293
1,260	Pfizer, Inc.	66,390
2,261	Reata Pharmaceuticals, Inc., Class A(a)	63,579
5,030	Stevanato Group SpA(a)	87,371
2,228	United Therapeutics Corp.(a)	449,766
		1,423,970

Industrials: 13.67%
42,077	Babcock & Wilcox Enterprises, Inc.(a)	298,747
8,827	Byrna Technologies, Inc.(a)	96,303
3,484	Chart Industries, Inc.(a)	424,595
1,991	Crown Holdings, Inc.	227,770
9,386	First Advantage Corp.(a)	158,811
1,651	Generac Holdings, Inc.(a)	466,209
2,713	GXO Logistics, Inc.(a)	220,323
6,848	Kratos Defense & Security Solutions, Inc.(a)	114,772
2,260	MasTec, Inc.(a)	194,654
616	PayPal Holdings, Inc.(a)	105,915
1,640	Visa, Inc., Class A	370,919
4,460	WillScot Mobile Mini Holdings Corp.(a)	165,198
7,817	ZipRecruiter, Inc., Class A(a)	169,551
		3,013,767

Technology: 42.41%
175	Adobe, Inc.(a)	93,502
399	Alphabet, Inc., Class A(a)	1,079,722
2,336	Alteryx, Inc., Class A(a)	133,315
12,570	Apple, Inc.	2,196,984
1,398	Crowdstrike Holdings, Inc., Class A(a)	252,535
7,536	Ebix, Inc.	229,019
387	HubSpot, Inc.(a)	189,166
180	Intuit, Inc.	99,941
286	KLA Corp.	111,331
2,182	Meta Platforms, Inc., Class A(a)	683,533
6,295	Microsoft Corp.	1,957,619
380	Mongodb Inc(a)	153,942
4,624	NVIDIA Corp.	1,132,233
13,836	Pure Storage, Inc., Class A(a)	366,516
18,717	Stronghold Digital Mining, Inc., Class A(a)	167,143
2,648	Teradyne, Inc.	310,955
5,173	Varonis Systems, Inc.(a)	192,746
		9,350,202

	Total Common Stocks
	(Cost $15,635,621)	21,845,197

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 1.08%
	First American Government Obligations Fund
237,673	0.040% (12/31/49)	$237,673

	Total Short Term Investments
	(Cost $237,673)	237,673

Total Investments: 100.17%
(Cost $15,873,294)		22,082,870

Liabilities In Excess Of Other Assets: (0.17)%		(37,109)
Net Assets: 100.00%		$22,045,761

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

January 31, 2022 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.17%
Financial Services: 82.85%
Asset Managers And Custodians: 2.36%
328,500	Blue Owl Capital, Inc.	$4,083,255
268,730	Ether Capital Corp.(a)	779,317
32,300	Trinity Capital, Inc.	560,728
		5,423,300

Banks: 55.37%
62,003	Axos Financial, Inc.(a)	3,193,154
394,444	Bancorp, Inc.(a)	11,762,320
179,974	Coastal Financial Corp.(a)	8,714,341
26,842	Community Heritage Financial, Inc.	684,471
183,770	Customers Bancorp, Inc.(a)	10,713,791
98,840	Eastern Bankshares, Inc.	2,104,304
566,619	Finwise Bancorp(a)	10,029,156
40,740	First Financial Bankshares, Inc.	1,914,373
80,030	First Foundation, Inc.	2,092,784
38,545	First Republic Bank	6,691,027
107,294	Live Oak Bancshares, Inc.	6,315,325
53	Mechanics Bank/Walnut Creek CA	1,405,357
63,160	Meta Financial Group, Inc.	3,755,494
64,755	Metropolitan Bank Holding Corp.(a)	6,475,500
22,300	MVB Financial Corp.	892,446
73,048	National Bank Holdings Corp.	3,316,379
83,280	Pacific Premier Bancorp, Inc.	3,185,460
73,480	Provident Bancorp, Inc.	1,328,518
32,928	ServisFirst Bancshares, Inc.	2,794,599
28,785	Signature Bank	8,768,775
80,966	Silvergate Capital Corp., Class A(a)	8,723,277
10,727	SVB Financial Group(a)	6,263,495
104,656	Triumph Bancorp, Inc.(a)	9,155,307
70,970	Western Alliance Bancorp	7,039,514
		127,319,167

Consumer Lending: 7.03%
1,216,580	ECN Capital Corp.	5,110,756
350,792	LendingClub Corp.(a)	6,580,858
358,494	SoFi Technologies, Inc.(a)	4,474,005
		16,165,619

Financial Data Providers: 2.41%
772,040	Banxa Holdings, Inc.(a)	1,629,004
95,027	Open Lending Corp., Class A(a)	1,804,563
1,316,448	Tokens.com Corp.(a)	2,119,481
		5,553,048

Investment Services: 13.85%
47,362	Cipher Mining, Inc.(a)	143,980
Shares		Value (Note 2)
Investment Services (continued)
23,210	Coinbase Global, Inc., Class A(a)	$4,413,382
431,020	Galaxy Digital Holdings, Ltd.(a)	5,711,015
921,747	Hive Blockchain Technologies, Ltd.(a)	1,834,277
306,632	Hut 8 Mining Corp.(a)	1,821,394
307,710	Marathon Digital Holdings, Inc.(a)	7,243,493
223,330	Riot Blockchain, Inc.(a)	3,559,880
618,737	Voyager Digital, Ltd.(a)	4,949,896
		29,677,317

Mortgage REITs: Diversified: 1.25%
107,990	Newtek Business Services Corp.	2,882,253

Property And Casualty Insurance: 1.52%
6,153	Kinsale Capital Group, Inc.	1,232,569
66,960	Trisura Group, Ltd.(a)	2,263,918
		3,496,487

Industrials: 3.32%
Aerospace: 0.95%
1,451,521	Applied Blockchain, Inc.(a)	2,177,282

Transaction Processing Services: 2.37%
7,710	Block, Inc., Class A(a)	942,856
55,020	Nuvei Corp.(a)	3,356,220
6,680	PayPal Holdings, Inc.(a)	1,148,559
		5,447,635

Real Estate: 4.48%
Other Specialty REITs: 4.48%
164,638	Power REIT(a)	10,293,168

Technology: 5.53%
Computer Services: 5.42%
838,690	Core Scientific, Inc.(a)	7,279,829
20,325	Greenidge Generation Holdings, Inc.(a)	235,567
904,912	Sphere 3D Corp.(a)	1,900,315
342,066	Stronghold Digital Mining, Inc.(a)	3,054,649
		12,470,360

Software: 0.11%
35,462	Cleanspark, Inc.(a)	238,305

	Total Common Stocks
	(Cost $176,101,950)	221,143,941
MUTUAL FUNDS: 1.16%
Financial Services: 1.16%
Asset Managers And Custodians: 1.16%
328,609	Millennium Investment & Acquisition Co., Inc.(a)	2,678,163

	Total Mutual Funds
	(Cost $2,552,890)	2,678,163

Shares		Value (Note 2)
RIGHTS: 0.00%
93,600	Terawulf, Inc., Strike Price $0.01, Expiration Date 12/31/2049	$0

	Total Rights
	(Cost $0)	0

WARRANTS: 0.18%
109,500	Blue Owl Capital, Inc., Strike Price $11.50, Expiration Date 12/31/2025	376,680
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	39,532
		416,212

	Total Warrants
	(Cost $437,497)	416,212

SHORT TERM INVESTMENTS: 1.80%
	First American Government Obligations Fund
4,130,815	0.040% (12/31/2049)	4,130,815

	Total Short Term Investments
	(Cost $4,130,815)	4,130,815

Total Investments: 99.31%
(Cost $183,223,152)		228,369,131

Other Assets In Excess Of Liabilities: 0.69%		1,589,604
Net Assets: 100.00%		$229,958,735

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation The Emerald Finance & Banking Innovation Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2022 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,197,181,673	$–	$–	$1,197,181,673
Short Term Investments	19,753,252	–	–	19,753,252
TOTAL	$1,216,934,925	$–	$–	$1,216,934,925

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$21,845,197	$–	$–	$21,845,197
Short Term Investments	237,673	–	–	237,673
TOTAL	$22,082,870	$–	$–	$22,082,870

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$219,738,584	$1,405,357	$–	$221,143,941
Rights	–	–	–	–
Short Term Investments	4,130,815	–	–	4,130,815
Mutual Funds	2,678,163	–	–	2,678,163
Warrants	416,212	–	–	416,212
TOTAL	$226,963,774	$1,405,357	$–	$228,369,131

(a)	For detailed descriptions, see the accompanying Schedule of Investments.

For the nine months ended January 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.